CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Noncurrent assets [abstract]
Property, plant and equipment		$ 65,672	$ 69,953
Intangible assets		8,148	10,738
Equity accounted investments		2,262	1,442
Deferred tax assets		4,974	3,881
Pension assets		1,310	1,093
Derivative financial instruments		2,476	1,365
Financial investments		4,083	3,600
Prepayments and financial receivables		861	1,214
Total non-current assets		89,786	93,285
Current assets [abstract]
Inventories		3,084	3,363
Trade and other receivables		8,232	8,233
Derivative financial instruments		886	578
Financial investments		11,865	7,426
Cash and cash equivalents		6,757	5,177
Total current assets		30,824	24,778
Assets classified as held for sale		1,362	0
Total assets		121,972	118,063
Equity [abstract]
Shareholders equity		33,873	41,139
Non-controlling interests		19	20
Total equity		33,892	41,159
Noncurrent liabilities [abstract]
Finance debt	[1]	29,118	21,754
Leases	[1]	3,220	3,191
Deferred tax liabilities		11,224	9,410
Pension liabilities		4,292	3,867
Provisions and other liabilities		19,731	17,951
Derivative financial instruments		676	1,173
Total non-current liabilities		68,260	57,346
Current liabilities [abstract]
Trade, other payables and provisions		10,510	10,450
Current tax payable		1,148	3,699
Finance debt	[1]	4,591	2,939
Leases	[1]	1,186	1,148
Dividend payable		357	859
Derivative financial instruments		1,710	462
Total current liabilities		19,502	19,557
Liabilities directly associated with the assets classified as held for sale		318	0
Total liabilities		88,081	76,904
Total equity and liabilities		$ 121,972	$ 118,063

[1]	* Lease liabilities are separated from the line item Finance debt and 2019 is reclassified.